Sales (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of associates [line items]
Schedule of net sales to customers by geographical areas
(a)

The Group’s sales are mostly from sales of gold and precious metals in the form of concentrates, including silver-lead, silver-gold, zinc and lead-gold-copper concentrates and ounces of gold. Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Revenues by geographic region:
Metal and concentrates sales -
Peru	702,962	389,854	476,978
America - other than Peru	145,988	163,500	171,769
Europe	51,803	39,110	60,475
Asia	23,637	42,210	105,645
	924,390	634,674	814,867
Services -
Peru	20,936	20,173	23,501
America - other than Peru	96	92	130
Europe	20	20	30
	21,052	20,285	23,661
Royalties -
Peru	15,928	18,638	22,297

	961,370	673,597	860,825

Revenues by type of good or services:
Sales by metal -
Copper	340,522	181,311	238,304
Silver	316,930	230,498	298,171
Gold	262,676	229,590	254,194
Zinc	143,580	120,546	149,317
Lead	51,907	48,426	89,141
Manganese sulfate	4,976	4,051	6,046
	1,120,591	814,422	1,035,173
Commercial deductions, note 2.4(q)	(196,201)	(179,748)	(220,306)
Sales of goods, note 20(b)	924,390	634,674	814,867
Sales of Services, note 20(b)	21,052	20,285	23,661
Royalties income, note 20(b)	15,928	18,638	22,297
Total revenue from contracts with customers	961,370	673,597	860,825

Revenues by type of recognition:
Goods transferred at a point in time	924,390	634,674	814,867
Services transferred over time	21,052	20,285	23,661
Royalties at a point of time	15,928	18,638	22,297
	961,370	673,597	860,825

(b)	Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the consolidated statement of profit or loss:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Contracts with customers for sale of goods (a)	924,390	634,674	814,867
Hedge operations, note 34(a)	(51,952)	(6,464)	4,322
Fair value of accounts receivables	(5,137)	4,255	394
Adjustments to prior period liquidations	(3,831)	5,154	2,347
Sale of goods	863,470	637,619	821,930
Sale of services, note 20(a)	21,052	20,285	23,661
Royalty income, note 20(a)	15,928	18,638	22,297

	900,450	676,542	867,888

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of associates [line items]
Schedule of net sales by geographic region
(b)	The following table shows sales by geographic region based on the final destination port:

	For the year ended	For the year ended	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	US$(000)	US$(000)	US$(000)

Asia	3,223,191	2,096,084	2,374,350
North America	429,330	120,865	265,599
Europe	314,425	207,954	77,716
South America (primarily Peru)	232,502	106,489	168,077
Central America	—	7,201	11,152
	4,199,448	2,538,593	2,896,894

Schedule of revenue by type of products
(a)	This item is made up as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2021		December 31, 2020		December 31, 2019
	Pounds (000)	US$(000)	Pounds (000)	US$(000)	Pounds (000)	US$(000)

Copper in concentrate	794,205	3,421,871	743,274	2,088,167	912,974	2,294,249
Copper cathode	91,802	394,256	83,870	241,808	88,875	244,277
Other (primarily silver and molybdenum concentrate)		383,321		208,618		358,368

Total revenues		4,199,448		2,538,593		2,896,894

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of associates [line items]
Schedule of net sales by geographic region

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Sales and services by geographic region:
Metal sales
Europe (Switzerland)	450,832	590,002	734,526
Singapore	19,656	1,257	—
America	581	1,135	—
	471,069	592,394	734,526

Schedule of net sales to customers by geographical areas
(a)	The Company’s revenues are mainly from sales of gold ounces. The table below presents the sales to customers by geographic region:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Sales and services by geographic region:
Metal sales
Europe (Switzerland)	450,832	590,002	734,526
Singapore	19,656	1,257	—
America	581	1,135	—
	471,069	592,394	734,526

Schedule of other operating revenue
(b)	Other operating revenue is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Copper and silver in concentrate	58,236	27,765	4,098
Others	512	3	678

	58,748	27,768	4,776